VictoryShares Hedged Equity Income ETF Investment Objectives and Goals - Class A Class C Class I Shares [Member] - VictoryShares Hedged Equity Income ETF	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	VictoryShares Hedged Equity Income ETF Summary
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The VictoryShares Hedged Equity Income ETF (the “Fund”) seeks to provide capital appreciation with a secondary objective of current income.